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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1. Name and address of issuer:

                  John Hancock Variable Annuity Account U
                  601 Congress Street
                  Boston, MA  02210

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):              [x]

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3. Investment Company Act File Number: 811-2143

   Securities Act File Numbers: 2-38827*; 33-34813;  333-63336

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4(a). Last day of fiscal year for which this Form is filed: December 31, 2004

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4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

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4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.

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5.   Calculation of registration fee:

     (i)      Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24 (f):             $  46,373,744
                                                                  -------------

     (ii)     Aggregate price of securities redeemed or
              repurchased during the fiscal year:                 $ 162,950,597
                                                                  -------------

     (iii)    Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable to the
              Commission:                                         $
                                                                  -------------

     (iv)     Total available redemption credits [add
              items 5(ii) and 5(iii)]:                            $ 162,950,957
                                                                  -------------

     (v)      Net sales -- if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)] $(116,576,853):                               $(116,576,853)
                                                                  -------------


     (vi)     Redemption credits available for use in
              future years -- if Item 5(i) is less than
              Item 5(iv) [subtract Item (iv)from Item
              5(i)]:                                              $(116,576,853)
                                                                  -------------

     (vii)    Multiplier for determining registration fee (See
              Instruction C.9):                                 x     0.0001177
                                                                  -------------

     (viii)   Registration fee due [multiply Item 5(v)
              by Item 5(vii)] (enter "0" if no fee is
              due):                                             = $    0
                                                                  -------------

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                  $
                                                                  -------------

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8.   Total of the amount of the registration fees due plus any interest due
     [line 5(viii) plus line 7]:
                                                                 =$
                                                                  -------------

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

         SEC Account No. designated to receive payment: _____________

         Method of Delivery:
                                    [x] Wire Transfer
                                    [ ] Mail or other means

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File Number:      811-02143
Registrant:       John Hancock Variable Annuity Account U

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By: (Signature and Title)  /s/ GLADYS C. MILLAN
                           --------------------
                           Gladys C. Millan
                           Treasurer




Date: March 29, 2005